FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Total Assets	$ 119	$ 77	[1]
Total Liabilities	(115)	(98)	[1]
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Total Assets	82	60
Total Liabilities	(80)	(71)
Derivatives Designated as Hedging Instruments | Foreign exchange derivatives
Derivatives, Fair Value [Line Items]
Total Assets	78	53
Total Liabilities	(52)	(55)
Derivatives Designated as Hedging Instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Total Assets	4	7
Total Liabilities	(28)	(16)
Derivatives Not Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Total Assets	37	17
Total Liabilities	(35)	(27)
Derivatives Not Designated as Hedging Instruments | Foreign exchange derivatives
Derivatives, Fair Value [Line Items]
Total Assets	32	13
Total Liabilities	(30)	(22)
Derivatives Not Designated as Hedging Instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Total Assets	5	4
Total Liabilities	$ (5)	$ (5)

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).